AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT
TO SHAREHOLDERS

June 30, 2025

AMERIPRISE CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDERS
June 30, 2025

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED BALANCE SHEET (UNAUDITED)

June 30, 2025
(in thousands, except share data)
ASSETS
Qualified Assets
Investments in unaffiliated issuers:
Cash and cash equivalents	$546,082
Available-for-Sale securities, at fair value	9,764,293
Commercial mortgage loans and syndicated loans, at cost	144,618
Certificate loans - secured by certificate reserves, at cost, which approximates fair value	32
Total investments	10,455,025
Receivables:
Dividends and interest	30,426
Receivables from brokers, dealers and clearing organizations	1,386
Other receivables	491
Total receivables	32,303
Derivative assets	10,821
Total qualified assets	10,498,149
Other Assets:
Deferred taxes, net	14,316
Due from related party	1
Total other assets	14,317
Total assets	$10,512,466

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED BALANCE SHEET (UNAUDITED) (continued)

June 30, 2025
(in thousands, except share data)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities
Certificate reserves:
Reserves to mature - installment certificates	$11,599
Reserves to mature - fully paid certificates	9,860,169
Additional credits and accrued interest	19,283
Due to unlocated certificate holders	695
Total certificate reserves	9,891,746
Accounts payable and accrued liabilities:
Due to related party	16,664
Taxes payable to parent	1,742
Total accounts payable and accrued liabilities	18,406
Derivative liabilities	7,723
Other liabilities	54,655
Total liabilities	9,972,530

Shareholder's Equity
Common shares ($10 par value, 150,000 shares authorized and issued)	1,500
Additional paid-in capital	561,293
Retained earnings:
Appropriated for pre-declared additional credits and interest	15
Appropriated for additional interest on advance payments	912
Unappropriated	8,662
Accumulated other comprehensive income (loss), net of tax	(32,446)
Total shareholder's equity	539,936
Total liabilities and shareholder's equity	$10,512,466

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)

Six Months Ended June 30, 2025
(in thousands)
Investment Income
Interest income:
Available-for-Sale securities	$265,397
Commercial mortgage loans and syndicated loans	3,786
Cash and cash equivalents	16,608
Certificate loans	1
Other	(45)
Total investment income	285,747

Investment Expenses
Ameriprise Financial, Inc. and affiliated company fees:
Distribution	6,782
Investment advisory and services	11,866
Transfer agent	4,587
Depository	43
Other	298
Total investment expenses	23,576
Net investment income before provision for certificate reserves and income taxes	262,171

Provision for Certificate Reserves
According to the terms of the certificates:
Provision for certificate reserves	141
Additional credits/interest authorized by ACC	204,073
Total provision for certificate reserves before reserve recoveries	204,214
Reserve recoveries from terminations prior to maturity	(679)
Net provision for certificate reserves	203,535

Net investment income before income taxes	58,636
Income tax expense	14,093
Net investment income, after-tax	44,543

Net realized gain (loss) on investments:
Securities of unaffiliated issuers before income taxes	2,600
Income tax expense (benefit)	546
Net realized gain (loss) on investments, after-tax	2,054
Net income	$46,597

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)

Six Months Ended June 30, 2025
(in thousands)
Net income	$46,597
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period	12,142
Reclassification of net (gains) losses on securities included in net income	(2,058)
Total other comprehensive income (loss), net of tax	10,084
Total comprehensive income (loss)	$56,681

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY (UNAUDITED)

Six Months Ended June 30, 2025
(in thousands)
Common Shares
Balance at beginning and end of period	$1,500

Additional Paid-In Capital
Balance at beginning of period	612,167
Return of capital to parent	(50,874)
Balance at end of period	561,293

Retained Earnings
Appropriated for Pre-Declared Additional Credits and Interest
Balance at beginning of period	2,635
Transfers between appropriated and unappropriated, net	(1,723)
Balance at end of period	912

Appropriated for Additional Interest on Advance Payments
Balance at beginning and end of period	15

Unappropriated
Balance at beginning of period	27,468
Net income	46,597
Transfers between appropriated and unappropriated, net	1,723
Dividend to parent	(67,126)
Balance at end of period	8,662

Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at beginning of period	(42,530)
Other comprehensive income (loss), net of tax	10,084
Balance at end of period	(32,446)

Total Shareholder's Equity	$539,936

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)

Six Months Ended June 30, 2025
(in thousands)
Cash Flows from Operating Activities
Net income	$46,597
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of premiums, accretion of discounts, net	(54,668)
Deferred income tax expense (benefit)	(1,630)
Net realized (gain) loss on Available-for-Sale securities	(2,416)
Other net realized (gain) loss	98
Provision for credit losses	(282)
Changes in operating assets and liabilities:
Dividends and interest receivable	65,244
Certificate reserves, net	(3,262)
Taxes payable to/receivable from parent, net	2,395
Derivatives, net of collateral	(468)
Other liabilities	(1,260)
Other receivables	(160)
Other, net	(838)
Net cash provided by (used in) operating activities	49,350

Cash Flows from Investing Activities
Available-for-Sale securities:
Sales	682,903
Maturities, redemptions, calls and other	4,796,683
Purchases	(4,391,416)
Syndicated loans and commercial mortgage loans:
Sales, maturities and repayments	14,804
Purchases and fundings	(9,020)
Certificate loans, net	9
Net cash provided by (used in) investing activities	1,093,963

Cash Flows from Financing Activities
Payments from certificate holders and other additions	1,752,088
Certificate maturities and cash surrenders	(3,055,162)
Dividend to parent	(67,126)
Return of capital to parent	(50,874)
Net cash provided by (used in) financing activities	(1,421,074)

Net increase (decrease) in cash and cash equivalents	(277,761)
Cash and cash equivalents at beginning of period	823,843
Cash and cash equivalents at end of period	$546,082

Supplemental disclosures:
Income taxes paid (received), net	$13,783
Interest paid	199,514

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CASH EQUIVALENTS
MONEY MARKET FUNDS
DREYFUS GOVERNMENT CASH MANAGEMENT			$24,994	$24,994	$24,994
WESTERN ASST INSTL GOVERNMENT MONEY MARKET FUND			100,104	100,104	100,104
MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS			50,040	50,040	50,040
INVESCO GOVERNMENT MONEY MARKET FUND			25,347	25,347	25,347
ALLSPRING GOVERNMENT MONEY MARKET FUND			194,976	194,976	194,976
TOTAL MONEY MARKET FUNDS				395,461	395,461

GOVERNMENT BOND
FEDERAL NATIONAL MORTGAGE ASSOCIATION	7/1/2025	—	55,700	55,700	55,700
TOTAL GOVERNMENT BOND				55,700	55,700

COMMERCIAL PAPER
CONSOLIDATED EDISON INC	7/1/2025	—	10,000	10,000	10,000
ENERGY TRANSFER LP	7/1/2025	—	80,700	80,700	80,700
TOTAL COMMERCIAL PAPER				90,700	90,700
TOTAL CASH EQUIVALENTS				541,861	541,861

EQUITY SECURITIES
CONGLOMERATES/DIVERSIFIED MFG
FLINT GROUP PACKAGING INKS NORTH AMERICA HOLDINGS LLC			120	—	—
TOTAL CONGLOMERATES/DIVERSIFIED MFG				—	—
TOTAL EQUITY SECURITIES				—	—

FIXED MATURITIES
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
UNITED STATES TREASURY BILL	7/3/2025	—	175,000	174,957	174,958
UNITED STATES TREASURY BILL	7/10/2025	—	175,000	174,814	174,817
UNITED STATES TREASURY BILL	7/17/2025	—	175,000	174,667	174,678
UNITED STATES TREASURY BILL	7/24/2025	—	170,000	169,537	169,548
UNITED STATES TREASURY BILL	7/31/2025	—	170,000	169,399	169,413
UNITED STATES TREASURY BILL	8/7/2025	—	85,000	84,638	84,629
UNITED STATES TREASURY BOND	8/15/2026	4.375	57	56	57
UNITED STATES TREASURY BOND	11/15/2028	5.250	200	204	209
FEDERAL HOME LOAN BANKS	8/11/2025	—	80,000	79,632	79,601
FEDERAL HOME LOAN BANKS	8/18/2025	—	80,000	79,556	79,534
FEDERAL HOME LOAN BANKS	8/25/2025	—	80,000	79,499	79,467
FEDERAL HOME LOAN BANKS	9/2/2025	—	80,000	79,425	79,395
FEDERAL HOME LOAN BANKS	9/8/2025	—	80,000	79,367	79,333
FEDERAL HOME LOAN BANKS	9/15/2025	—	80,000	79,294	79,268
FEDERAL HOME LOAN BANKS	9/26/2025	—	80,000	79,188	79,164
FEDERAL HOME LOAN BANKS	9/29/2025	—	80,000	79,161	79,131
FEDERAL HOME LOAN BANKS	10/6/2025	—	80,000	79,097	79,072
FEDERAL HOME LOAN BANKS	10/14/2025	—	80,000	79,024	78,992
FEDERAL HOME LOAN BANKS	10/24/2025	—	80,000	78,933	78,904
FEDERAL HOME LOAN BANKS	10/27/2025	—	80,000	78,905	78,875
FEDERAL HOME LOAN BANKS	12/8/2025	—	80,000	78,532	78,499
FEDERAL HOME LOAN BANKS	12/15/2025	—	80,000	78,477	78,434

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

TOTAL U. S. GOVERNMENT AND AGENCY OBLIGATIONS				2,056,362	2,055,978

STATE AND MUNICIPAL OBLIGATIONS
DALLAS FORT WORTH TEXAS INTL AIRPORT	11/1/2025	1.329	1,000	1,000	989
TOTAL STATE AND MUNICIPAL OBLIGATIONS				1,000	989

RESIDENTIAL MORTGAGE BACKED SECURITIES
AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
FREDDIE MAC G16485	5/1/2033	3.000	4,128	4,105	4,013
FREDDIE MAC 1N1474	5/1/2037	6.635	26	27	27
FREDDIE MAC 1H2520	6/1/2035	6.764	692	725	715
FREDDIE MAC 1Q1540	6/1/2040	6.806	1,303	1,383	1,339
FREDDIE MAC 1Q1515	11/1/2038	6.848	3,121	3,275	3,202
FREDDIE MAC 1Q1572	5/1/2038	6.647	2,336	2,448	2,416
FREDDIE MAC 1Q1548	8/1/2038	6.673	1,176	1,230	1,216
FREDDIE MAC 848922	4/1/2037	6.942	1,138	1,198	1,178
FREDDIE MAC 848416	2/1/2041	6.838	1,667	1,734	1,734
FREDDIE MAC 848530	9/1/2039	7.060	654	687	676
FREDDIE MAC 849281	8/1/2037	6.833	1,088	1,149	1,124
FREDDIE MAC J32518	8/1/2030	3.000	2,481	2,527	2,430
FREDDIE MAC SB0752	10/1/2037	4.500	8,707	8,539	8,662
FREDDIE MAC SB8155	5/1/2037	3.000	22,606	22,025	21,553
FREDDIE MAC SB8191	10/1/2037	4.500	24,593	24,100	24,468
FREDDIE MAC SB8197	12/1/2037	4.000	24,022	23,592	23,498
FREDDIE MAC FR SB8216	3/1/2038	4.500	6,692	6,614	6,658
FREDDIE MAC STRIP FHS_402	9/25/2053	5.405	25,429	25,425	25,409
FREDDIE MAC FR Q00885	9/1/2037	4.000	13,117	12,911	12,857
FREDDIE MAC ARM 780845	9/1/2033	7.345	27	26	27
FREDDIE MAC ARM 780514	5/1/2033	6.426	45	46	46
FREDDIE MAC ARM 780903	9/1/2033	7.316	31	31	32
FREDDIE MAC 781884	8/1/2034	7.375	122	123	125
FREDDIE MAC F4-20328	2/15/2038	4.800	1,490	1,490	1,477
FREDDIE MAC F2-20350	9/15/2040	4.800	7,533	7,522	7,429
FANNIE MAE ARM 190726	3/1/2033	6.161	13	13	13
FANNIE MAE 12-133	4/25/2042	4.670	2,330	2,323	2,275
FANNIE MAE 13-2 KF	1/25/2037	4.600	2,343	2,338	2,302
FANNIE MAE FA-2013-1	2/25/2043	4.770	3,364	3,375	3,300
FANNIE MAE FA-2015-4	2/25/2045	4.777	1,324	1,324	1,294
FANNIE MAE AF-2015-22C	4/25/2045	4.777	4,320	4,304	4,226
FANNIE MAE AF-2015-42	6/25/2055	4.757	3,132	3,115	3,111
FANNIE MAE KF-2015-27	5/25/2045	4.720	2,934	2,926	2,906
FANNIE MAE DF-2015-38	6/25/2055	4.737	5,343	5,308	5,284
FANNIE MAE FA-2015-55	8/25/2055	4.777	2,214	2,205	2,220
FANNIE MAE_15-50	7/25/2045	4.777	5,899	5,890	5,841
FANNIE MAE_15-93	8/25/2045	4.770	1,482	1,478	1,459
FANNIE MAE FW-2015-84	11/25/2045	4.777	4,048	4,043	3,961
FANNIE MAE AF-2015-91	12/25/2045	4.797	3,793	3,775	3,836
FANNIE MAE 16-2	2/25/2056	4.907	1,291	1,288	1,319
FANNIE MAE_16-11	3/25/2046	4.977	2,565	2,567	2,553
FANNIE MAE AF-2016-11	3/25/2046	4.927	1,769	1,765	1,758

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE AF-2016-87	11/25/2046	4.827	2,444	2,442	2,423
FANNIE MAE WF-2016-68	10/25/2046	4.877	1,288	1,289	1,276
FANNIE MAE_17-8	2/25/2047	4.820	21,749	21,749	21,515
FANNIE MAE FT-2016-84	11/25/2046	4.920	4,971	5,016	4,865
FANNIE MAE AF-2016-88	12/25/2046	4.867	1,894	1,894	1,876
FANNIE MAE FL-2017-4	2/25/2047	4.877	2,781	2,781	2,770
FANNIE MAE DF-2017-16	3/25/2047	4.847	1,298	1,303	1,285
FANNIE MAE FC-2017-51	7/25/2047	4.770	12,263	12,299	11,965
FANNIE MAE FC-2018-73	10/25/2048	4.720	15,503	15,462	15,150
FANNIE MAE AF-2018-87	12/25/2048	4.727	7,348	7,315	7,251
FANNIE MAE_CF-2019-33	7/25/2049	4.890	9,348	9,365	9,080
FANNIE MAE F-2019-31	7/25/2049	4.870	14,850	14,843	14,378
FANNIE MAE FC-2019-76	12/25/2049	4.920	7,431	7,429	7,217
FANNIE MAE_FA-2020-47	7/25/2050	4.820	22,635	22,635	22,121
FANNIE MAE 22-33	9/25/2038	4.705	14,084	14,084	13,892
FREDDIE MAC FR SB8216	7/25/2052	4.705	12,808	12,788	12,572
FREDDIE MAC FR Q00885	7/25/2052	4.705	29,844	29,820	29,489
FANNIE MAE 22-43 FB	7/25/2052	4.905	28,479	28,521	28,084
FANNIE MAE_23-19	5/25/2053	4.955	42,259	42,259	41,959
FANNIE MAE 22-66	10/25/2052	4.855	18,212	18,232	17,802
FANNIE MAE 23-36	8/25/2053	5.155	21,748	21,748	21,673
FANNIE MAE FB-2024-87B	12/25/2054	5.405	82,544	82,453	82,452
FANNIE MAE FA-2025-12C	3/25/2055	5.705	66,262	66,321	66,368
FREDDIE MAC FD-203928	9/15/2041	4.838	9,296	9,357	9,186
FREDDIE MAC 4159 FD	1/15/2043	4.768	1,987	1,993	1,971
FREDDIE MAC 4248	5/15/2041	4.868	3,514	3,519	3,509
FREDDIE MAC FD-204301	7/15/2037	4.818	2,975	2,992	2,951
FREDDIE MAC GF-204367	3/15/2037	4.800	4,186	4,176	4,131
FREDDIE MAC 4363 2014 FA	9/15/2041	4.820	920	921	907
FREDDIE MAC 4448	5/15/2040	4.784	2,040	2,029	2,012
FREDDIE MAC LF-204475	4/15/2040	4.774	746	745	732
FREDDIE MAC FB-204495	11/15/2038	4.814	3,229	3,213	3,305
FREDDIE MAC WF-204491	8/15/2039	4.784	1,385	1,383	1,372
FREDDIE MAC FL-204523	8/15/2038	4.814	2,043	2,031	1,992
FREDDIE MAC FA-204547	9/15/2040	4.900	1,990	1,986	1,947
FREDDIE MAC KF-204560	7/15/2040	5.014	3,266	3,259	3,306
FREDDIE MAC AF-204559	3/15/2042	4.964	2,436	2,426	2,422
FREDDIE MAC_4595	10/15/2037	5.000	1,979	1,979	1,972
FREDDIE MAC AF-204615	10/15/2038	4.800	1,264	1,259	1,247
FANNIE MAE AF-204620	11/15/2042	4.904	2,186	2,180	2,169
FANNIE MAE FA-204624	12/15/2038	4.914	6,824	6,804	6,781
FANNIE MAE GF-204639	3/15/2036	4.900	5,548	5,530	5,513
FREDDIE MAC WF-204681	8/15/2033	4.814	7,421	7,410	7,328
FREDDIE MAC WF-204697	6/15/2038	4.800	5,203	5,200	5,137
FREDDIE MAC AF-204774	7/15/2042	4.764	2,326	2,322	2,292
FREDDIE MAC WF-204730	8/15/2038	4.814	11,212	11,156	11,065
FREDDIE MAC FA-204822	5/15/2035	4.668	18,201	18,199	17,970
FREDDIE MAC_JF-204981	6/25/2050	4.820	12,089	12,089	11,768
FREDDIE MAC 4981	6/25/2050	4.820	28,657	28,831	27,762
FANNIE MAE_YF-204979	6/25/2050	4.870	14,973	14,986	14,639

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FREDDIE MAC_5080	3/25/2051	4.500	12,829	12,829	11,840
FREDDIE MAC 5258	8/25/2052	4.805	36,727	36,727	36,237
FREDDIE MAC_22-5278	11/25/2052	5.105	65,324	65,324	63,750
FREDDIE MAC FD-5359	11/25/2053	5.805	31,125	31,125	31,614
FREDDIE MAC FE-5351	10/25/2053	5.505	39,621	39,621	39,801
FREDDIE MAC FA-5362	12/25/2053	5.525	42,878	42,878	43,159
FREDDIE MAC FB-5368	12/25/2053	5.755	26,889	26,886	27,159
FREDDIE MAC FB-5369	1/25/2054	5.505	65,231	65,256	65,365
FREDDIE MAC FD-5369	1/25/2054	5.205	32,657	32,657	32,576
FREDDIE MAC FC-5430A	7/25/2054	5.505	72,200	72,406	72,138
FREDDIE MAC NF-5478	12/25/2054	5.605	41,660	41,766	41,670
FREDDIE MAC FM-5508	2/25/2055	5.455	47,423	47,423	47,453
FREDDIE MAC AF-20-313	3/25/2055	5.455	71,555	71,555	71,390
FREDDIE MAC CF-205511	3/25/2055	5.655	93,846	93,845	93,755
FREDDIE MAC EF-205511	3/25/2055	5.455	60,333	60,333	60,224
FREDDIE MAC F-20-313	3/25/2055	5.655	93,846	93,845	93,755
FREDDIE MAC GF-205511	3/25/2055	5.455	81,424	81,425	81,166
FANNIE MAE ARM 545786	6/1/2032	6.165	112	112	114
FANNIE MAE HYBRID ARM 566074	5/1/2031	6.408	112	112	114
FANNIE MAE 4915	6/1/2031	6.160	66	66	67
FANNIE MAE ARM 620293	1/1/2032	6.525	18	18	18
FANNIE MAE AL1037	1/1/2037	6.732	856	901	884
FANNIE MAE AL2269	10/1/2040	6.765	721	763	746
FANNIE MAE AL3935	9/1/2037	6.771	1,584	1,659	1,633
FANNIE MAE AL3961	2/1/2039	6.525	614	645	626
FANNIE MAE AL4110	3/1/2037	6.752	953	995	985
FANNIE MAE AL4100	9/1/2036	6.766	1,250	1,307	1,289
FANNIE MAE AL4114	2/1/2039	7.094	655	691	679
FANNIE MAE AO8746	8/1/2027	2.500	1,229	1,238	1,207
FANNIE MAE AS4507	2/1/2030	3.000	2,248	2,284	2,200
FANNIE MAE AS4878	4/1/2030	3.000	3,130	3,180	3,064
FANNIE MAE ARM 651629	8/1/2032	7.435	1	1	1
FANNIE MAE ARM 655646	8/1/2032	7.590	50	50	50
FANNIE MAE ARM 655798	8/1/2032	7.354	124	123	125
FANNIE MAE ARM 661349	9/1/2032	7.145	54	54	54
FANNIE MAE ARM 661744	10/1/2032	6.937	79	79	81
FANNIE MAE ARM 664750	10/1/2032	6.488	45	45	45
FANNIE MAE ARM 670731	11/1/2032	6.040	39	39	39
FANNIE MAE ARM 670779	11/1/2032	6.040	175	176	176
FANNIE MAE ARM 670890	12/1/2032	5.915	55	55	55
FANNIE MAE ARM 670912	12/1/2032	5.915	23	23	23
FANNIE MAE 06-36 GF	5/25/2036	4.720	1,660	1,666	1,640
FANNIE MAE 07-6	2/25/2037	4.870	3,094	3,098	3,064
FANNIE MAE 07-46 FB	5/25/2037	4.790	397	397	392
FREDDIE MAC 2A-AOT-76	10/25/2037	2.348	2,951	2,994	2,697
FANNIE MAE 09-101	12/25/2039	5.260	3,605	3,654	3,621
FANNIE MAE 09-107 FL	2/25/2038	5.086	978	982	971
FANNIE MAE FK-2010-123	11/25/2040	4.870	3,483	3,511	3,456
FANNIE MAE ARM 722779	9/1/2033	6.038	34	34	34
FANNIE MAE 725558	6/1/2034	6.334	24	23	24

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE 725719	7/1/2033	5.994	66	65	67
FANNIE MAE 725694	7/1/2034	6.008	51	50	51
FANNIE MAE ARM 733525	8/1/2033	7.293	179	174	183
FANNIE MAE 735034	10/1/2034	7.175	853	888	872
FANNIE MAE 735702	7/1/2035	6.536	477	488	488
FANNIE MAE ARM 739194	9/1/2033	7.171	112	112	114
FANNIE MAE ARM 743256	10/1/2033	7.109	44	43	45
FANNIE MAE ARM 743856	11/1/2033	6.560	17	17	17
FANNIE MAE ARM 758873	12/1/2033	6.482	14	14	15
FANNIE MAE 794787	10/1/2034	7.045	23	23	23
FANNIE MAE 799733	11/1/2034	6.327	77	78	78
FANNIE MAE 801917	10/1/2034	7.079	130	130	133
FANNIE MAE 801337	9/1/2034	6.217	550	573	556
FANNIE MAE 804561	9/1/2034	7.014	113	113	115
FANNIE MAE 807219	1/1/2035	6.666	234	235	239
FANNIE MAE 809532	2/1/2035	6.643	117	118	121
FANNIE MAE 834552	8/1/2035	7.705	52	52	54
FANNIE MAE BE5622	1/1/2032	2.500	7,071	7,103	6,794
FANNIE MAE BK0933	7/1/2033	3.500	2,431	2,452	2,391
FANNIE MAE BT1939	2/1/2037	2.000	7,150	7,100	6,535
FANNIE MAE CA1265	2/1/2033	3.000	5,668	5,644	5,506
FANNIE MAE CA2283	8/1/2033	3.500	2,670	2,665	2,627
FANNIE MAE FM9247	11/1/2036	2.000	5,400	5,517	4,941
FANNIE MAE FS2940	9/1/2037	4.500	9,598	9,389	9,543
FANNIE MAE 889485	6/1/2036	6.821	667	675	684
FANNIE MAE 922674	4/1/2036	6.797	226	230	233
FANNIE MAE 968438	1/1/2038	6.530	163	170	166
FANNIE MAE 995548	9/1/2035	6.333	384	390	392
FANNIE MAE 995123	8/1/2037	6.640	24	24	24
FANNIE MAE 995604	11/1/2035	7.062	727	759	751
FANNIE MAE 995614	8/1/2037	5.593	102	107	102
FANNIE MAE AB5230	5/1/2027	2.500	613	616	603
FANNIE MAE MA1144	8/1/2027	2.500	561	566	551
FANNIE MAE MA3391	6/1/2033	3.000	3,464	3,437	3,363
FANNIE MAE MA4697	8/1/2042	4.000	14,604	14,631	14,092
FANNIE MAE 4915	2/1/2038	5.000	6,121	6,122	6,173
FANNIE MAE AD0901	4/1/2040	6.697	642	679	665
FANNIE MAE AE0559	12/1/2034	6.609	815	846	836
FANNIE MAE AE0566	8/1/2035	6.901	708	737	731
GINNIE MAE II 082573	7/20/2040	4.625	1,215	1,254	1,235
GINNIE MAE II 082581	7/20/2040	4.625	1,490	1,585	1,514
GINNIE MAE II 082602	8/20/2040	4.625	2,718	2,894	2,761
GINNIE MAE II 082431	12/20/2039	4.750	1,110	1,148	1,134
GINNIE MAE II 082464	1/20/2040	5.625	374	399	381
GINNIE MAE II 082497	3/20/2040	5.625	764	806	778
GINNIE MAE II 082710	1/20/2041	5.625	739	765	752
GINNIE MAE II 082794	4/20/2041	4.875	1,422	1,508	1,446
GINNIE MAE FC-2009-8	2/16/2039	5.326	4,332	4,432	4,359
GINNIE MAE FB-2013-151	2/20/2040	4.786	5,914	5,938	5,840
GINNIE MAE FA-2014-43	3/20/2044	4.836	5,067	5,072	5,002

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

GINNIE MAE AF-2014-94	11/20/2041	4.889	1,194	1,196	1,168
GINNIE MAE AF-2015-18	2/20/2040	4.762	2,552	2,554	2,529
GINNIE MAE LF-2015-82	4/20/2041	4.739	1,743	1,743	1,716
GINNIE MAE FA-2016-115	8/20/2046	4.836	11,291	11,352	11,042
GINNIE MAE MF-2016-108	8/20/2046	4.739	398	396	386
GINNIE MAE FC-2018-67	5/20/2048	4.736	3,546	3,548	3,441
GINNIE MAE 18-66	5/20/2048	4.686	2,653	2,653	2,613
GINNIE MAE 18-168	12/20/2048	4.836	10,188	10,189	9,921
GINNIE MAE 19-143	11/20/2049	4.886	9,971	10,004	9,784
GINNIE MAE AF-2020-36	3/20/2050	4.886	21,192	21,221	20,518
GINNIE MAE 22-18	1/20/2052	4.502	19,225	19,192	18,195
GINNIE MAE 22-207	12/20/2052	4.822	35,560	35,560	35,227
GINNIE MAE 22-197	11/20/2052	5.002	26,021	26,021	25,743
GINNIE MAE_22-197	11/20/2052	5.002	48,076	47,998	47,694
GINNIE MAE 22-213	12/20/2052	4.822	32,344	32,344	32,064
GINNIE MAE 22-99	6/20/2052	4.852	32,844	32,881	31,927
GINNIE MAE 22-137	8/20/2052	4.752	20,417	20,405	20,068
GINNIE MAE_23-19	2/20/2053	4.952	60,267	60,268	59,901
GINNIE MAE_23-7	1/20/2053	4.902	44,817	44,834	44,585
GINNIE MAE_23-7	1/20/2053	4.902	30,137	30,157	29,940
GINNIE MAE_23-21	2/20/2053	4.952	8,469	8,469	8,418
GINNIE MAE_23-20	2/20/2053	4.802	26,096	26,059	25,926
GINNIE MAE_23-20	2/20/2053	4.802	61,154	61,144	60,603
GINNIE MAE_23-54	4/20/2053	4.902	30,344	30,344	30,182
GINNIE MAE_23-56	4/20/2053	4.902	16,586	16,586	16,506
GINNIE MAE 22-168	9/20/2052	4.802	58,865	58,865	57,628
GINNIE MAE_23-68	5/20/2053	4.852	65,396	65,410	64,379
GINNIE MAE_23-82	6/20/2053	5.052	16,269	16,269	16,234
GINNIE MAE_23-83	6/20/2053	5.202	78,571	77,349	78,238
GINNIE MAE_23-115	8/20/2053	5.202	22,702	22,702	22,579
GINNIE MAE_23-111	8/20/2053	5.102	22,385	22,393	22,325
GINNIE MAE_23-115	6/20/2053	5.302	43,999	43,999	43,999
GINNIE MAE_23-149	9/20/2063	5.352	23,907	23,907	23,986
GINNIE MAE_23-151	10/20/2053	5.352	41,819	41,819	41,958
GINNIE MAE_23-152	10/20/2053	5.552	16,298	16,298	16,474
GINNIE MAE_23-136	9/20/2053	5.302	27,100	27,100	27,100
GINNIE MAE_23-184	12/20/2053	4.802	41,189	40,638	40,830
TOTAL AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				2,860,568	2,837,947

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
A&D MTG TR ADMT_23-NQM3	7/25/2068	6.733	10,379	10,367	10,477
A&D MTG TR ADMT_23-NQM4	9/25/2068	7.472	37,489	37,450	38,169
A&D MTG TR ADMT_23-NQM5	11/25/2068	7.049	32,040	32,015	32,534
A&D MTG TR ADMT_24-NQM3	7/25/2069	6.451	41,730	41,684	42,275
A&D MTG TR ADMT_24-NQM4	8/25/2069	5.464	25,205	25,190	25,244
A&D MTG TR ADMT_24-NQM5	11/25/2069	5.699	18,702	18,692	18,784
A&D MTG TR ADMT_25-NQM1	6/25/2070	5.790	45,972	45,971	46,263
ACRA TRUST ACRA_24-NQM1	10/25/2064	5.608	42,842	42,820	42,976
ADJUSTABLE RATE MORTGAGE TRUST ARMT_04-2	2/25/2035	5.776	9	9	9

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

ANGEL OAK MORTGAGE TRUST AOMT_	2/25/2055	6.105	13,127	13,127	13,127
ANGEL OAK MORTGAGE TRUST AOMT_20-2	1/26/2065	2.531	1,142	1,151	1,079
ANGEL OAK MORTGAGE TRUST AOMT_20-3	4/25/2065	1.691	2,599	2,597	2,450
ANGEL OAK MORTGAGE TRUST AOMT_20-5	5/25/2065	1.373	2,193	2,191	2,083
ANGEL OAK MORTGAGE TRUST AOMT_21-8	11/25/2066	1.820	8,388	8,385	7,473
ANGEL OAK MORTGAGE TRUST AOMT_22-1	12/25/2066	2.881	22,070	22,063	20,663
ANGEL OAK MORTGAGE TRUST AOMT_24-11	8/25/2069	5.700	18,187	18,179	18,270
ANGEL OAK MORTGAGE TRUST AOMT_24-12	10/25/2069	5.653	35,262	35,230	35,439
ANGEL OAK MORTGAGE TRUST AOMT_24-7	5/25/2069	5.621	31,755	31,786	31,891
ANGEL OAK MORTGAGE TRUST AOMT_24-8	5/27/2069	5.338	29,258	29,245	29,279
ANGEL OAK MORTGAGE TRUST AOMT_25-1	1/25/2070	5.691	39,473	39,459	39,727
ANGEL OAK MORTGAGE TRUST AOMT_25-2	2/25/2070	5.637	24,220	24,212	24,355
APS RESECURITIZATION TRUST APS_16-3	11/27/2046	6.684	1,912	1,911	3,328
APS RESECURITIZATION TRUST APS_16-3	11/27/2066	6.684	408	408	1,443
ARROYO MORTGAGE TRUST ARRW_19-1	1/25/2049	3.805	3,202	3,198	3,111
ARROYO MORTGAGE TRUST ARRW_19-3	10/25/2048	2.962	2,351	2,349	2,207
BANK OF AMERICA MORTGAGE SECURITIES BOAMS_04-E	6/25/2034	5.749	433	431	415
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_20-RPL1	5/26/2059	2.500	5,045	5,070	4,925
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_22-NQM1	9/25/2061	3.626	14,278	14,261	13,983
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_24-NQM1	12/1/2063	5.943	22,032	21,999	22,144
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_24-NQM2	2/25/2064	6.285	20,010	19,979	20,192
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_24-NQM3	3/25/2064	6.191	35,468	35,421	35,792
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_24-NQM6	8/1/2064	5.409	18,041	18,023	18,059
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_25-NQM2	11/25/2064	5.678	32,387	32,373	32,603
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_25-NQM3	3/25/2065	5.573	41,989	41,974	42,198
BUNKER HILL LOAN DEPOSITARY TRUST BHLD_19-2	7/25/2049	2.879	2,515	2,512	2,453
BUNKER HILL LOAN DEPOSITARY TRUST BHLD_19-3	11/25/2059	3.724	788	786	778
CHASE MORTGAGE FINANCE CORPORATION CHASE_07-A1	2/25/2037	6.514	408	405	404
CHNGE MORTGAGE TRUST CHNGE_23-1	3/25/2058	7.065	8,934	8,915	8,959
CHNGE MORTGAGE TRUST CHNGE_23-2	6/25/2058	6.525	20,446	20,407	20,523
CHNGE MORTGAGE TRUST CHNGE_23-3	7/25/2058	7.100	10,807	10,790	10,903
CIM TRUST CIM_25-I1	10/25/2069	5.655	35,697	35,687	35,947
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_15-RP2 CMLTI_15-PS1	9/25/2042	3.750	810	814	783
COLT FUNDING LLC COLT_20-2R	10/26/2065	1.325	3,464	3,462	3,236
COLT FUNDING LLC COLT_21-6	12/25/2066	1.907	14,939	14,934	13,553
COLT FUNDING LLC COLT_24-INV2	5/25/2069	6.421	12,380	12,369	12,545
COLT FUNDING LLC COLT_24-INV4	5/25/2069	5.607	20,313	20,297	20,425
COLT MORTGAGE LOAN TRUST COLT_	4/25/2070	5.794	14,596	14,734	14,729
COLT MORTGAGE LOAN TRUST COLT_22-1	12/27/2066	2.284	16,413	16,407	15,008
COLT MORTGAGE LOAN TRUST COLT_22-2	2/25/2067	2.994	10,502	10,499	9,981
COLT MORTGAGE LOAN TRUST COLT_23-2	7/25/2068	6.596	15,382	15,361	15,494
COLT MORTGAGE LOAN TRUST COLT_24-1	2/25/2069	5.835	9,199	9,184	9,232
COLT MORTGAGE LOAN TRUST COLT_24-2	4/25/2069	6.125	17,539	17,513	17,671
COLT MORTGAGE LOAN TRUST COLT_24-3	6/25/2069	6.393	30,055	30,022	30,432
COLT MORTGAGE LOAN TRUST COLT_24-4	7/25/2069	5.949	25,246	25,220	25,444
COLT MORTGAGE LOAN TRUST COLT_24-5	8/25/2069	5.123	43,731	43,695	43,556
COLT MORTGAGE LOAN TRUST COLT_24-6	11/25/2069	5.390	31,057	31,032	31,015
COLT MORTGAGE LOAN TRUST COLT_24-7	12/26/2069	5.538	32,601	32,580	32,713
COLT MORTGAGE LOAN TRUST COLT_25-3	3/25/2070	5.352	25,302	25,290	25,352
COLT MORTGAGE LOAN TRUST COLT_25-5	5/25/2070	5.536	35,650	35,650	35,770

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

COUNTRYWIDE HOME LOANS CWHL_03-46	1/19/2034	6.514	612	623	593
CREDIT SUISSE MORTGAGE TRUST CSMC_17-FHA1	4/25/2047	3.250	7,141	7,188	6,516
CREDIT SUISSE MORTGAGE TRUST CSMC_17-RPL1	7/25/2057	2.750	3,701	3,695	3,602
CREDIT SUISSE MORTGAGE TRUST CSMC_17-RPL3	8/1/2057	4.000	12,724	13,059	11,886
CREDIT SUISSE MORTGAGE TRUST CSMC_19-AFC1	7/25/2049	3.573	4,535	4,530	4,381
CREDIT SUISSE MORTGAGE TRUST CSMC_19-NQM1	10/25/2059	3.656	442	441	435
CREDIT SUISSE MORTGAGE TRUST CSMC_22-ATH1	1/25/2067	2.870	10,394	10,388	10,039
CREDIT SUISSE MORTGAGE TRUST CSMC_22-ATH2	5/25/2067	4.547	14,309	14,304	14,216
CROSS MORTGAGE TRUST CROSS_23-H2	11/25/2068	7.135	32,001	31,955	32,514
CROSS MORTGAGE TRUST CROSS_24-H2	4/25/2069	6.093	21,335	21,306	21,495
CROSS MORTGAGE TRUST CROSS_24-H3	6/25/2069	6.272	15,772	15,751	15,934
CROSS MORTGAGE TRUST CROSS_24-H4	7/25/2069	6.347	14,205	14,183	14,344
CROSS MORTGAGE TRUST CROSS_24-H5	8/26/2069	5.854	8,442	8,432	8,501
CROSS MORTGAGE TRUST CROSS_25-H1	2/25/2070	5.735	18,910	18,895	19,041
CROSS MORTGAGE TRUST CROSS_25-H3	5/25/2070	5.883	29,458	29,457	29,751
CSMC TRUST CSMC_21-NQM8	10/25/2066	1.841	19,573	19,569	17,894
DEEPHAVEN RESIDENTIAL MORTGAGE TRUST DRMT_22-1	1/25/2067	2.205	15,838	15,828	14,599
DEEPHAVEN RESIDENTIAL MORTGAGE TRUST DRMT_24-1	7/25/2069	5.735	40,480	40,466	40,677
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_19-2	11/25/2059	2.739	2,528	2,525	2,431
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_22-1	1/25/2067	2.206	17,575	17,570	15,531
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_24-INV2	10/25/2069	5.035	14,290	14,285	14,196
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_24-NQM1	11/25/2069	5.708	39,671	39,647	39,939
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_25-INV1	3/25/2070	5.626	14,369	14,363	14,462
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_25-NQM1	1/25/2070	5.668	25,608	25,594	25,742
FIRST HORIZON ALTERNATIVE MORTGAGE SECURITIES FHAMS_04-AA4	10/25/2034	5.235	91	92	90
GCAT GCAT_24-NQM2	6/25/2059	6.085	26,827	26,787	27,069
GCAT_19-NQM3	11/25/2059	3.686	2,137	2,135	2,073
GCAT_22-HX1	12/27/2066	2.885	12,633	12,628	11,851
GMAC MORTGAGE CORPORATION LOAN TRUST GMACM_04-AR2	8/19/2034	5.118	111	111	100
GMAC MORTGAGE CORPORATION LOAN TRUST GMACM_04-AR2	8/19/2034	4.494	92	92	86
GS MORTGAGE SECURITIES TRUST GSMBS_18-RPL1	10/25/2057	3.750	3,428	3,405	3,361
GSR MORTGAGE LOAN TRUST GSR_05-AR1	1/25/2035	6.937	375	376	364
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-1	4/19/2034	6.400	81	82	80
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-10	1/19/2035	5.308	71	71	66
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-4	6/19/2034	5.548	20	20	19
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-6	8/19/2034	7.789	25	25	25
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-7	11/19/2034	5.733	132	131	126
HOMES TRUST HOMES_24-AFC1	8/25/2059	5.224	21,955	21,940	21,903
HOMES TRUST HOMES_25-NQM1	1/25/2070	5.554	42,888	42,876	43,051
HOMES TRUST HOMES_25-NQM2	2/25/2070	5.425	21,088	21,084	21,130
HOMES_23-NQM2	2/25/2068	6.456	38,469	38,447	38,631
HOMES_24-NQM2	10/25/2069	5.717	16,214	16,198	16,274
IMPERIAL FUND MORTGAGE TRUST IMPRL_21-NQM4	1/25/2057	2.091	21,325	21,320	18,681
IMPERIAL FUND MORTGAGE TRUST IMPRL_23-NQM1	2/25/2068	5.941	15,734	15,715	15,713
JP MORGAN MORTGAGE TRUST JPMMT_24-HE3	2/25/2055	5.502	17,303	17,303	17,268
JP MORGAN MORTGAGE TRUST JPMMT_25-VIS1	8/25/2055	0.000	49,031	49,030	49,352
JPMMT_25-NQM2	9/25/2065	5.567	14,742	14,741	14,826
MELLO MORTGAGE CAPITAL ACCEPTANCE MELLO_21-INV3	10/25/2051	2.500	19,600	19,853	15,976
MERRILL LYNCH MORTGAGE INVESTORS INC MLMI_05-A1	12/25/2034	6.912	51	51	52
MERRILL LYNCH MORTGAGE INVESTORS INC MLMI_05-A2	2/25/2035	5.519	297	297	283

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

MERRILL LYNCH MORTGAGE INVESTORS TRUST MLCC_04-1	12/25/2034	5.419	59	59	56
MERRILL LYNCH MORTGAGE INVESTORS TRUST MLMI_03-A5	8/25/2033	6.726	126	125	123
METLIFE SECURITIZATION TRUST MST_17-1A	4/25/2055	3.000	3,730	3,741	3,570
METLIFE SECURITIZATION TRUST MST_18-1A	3/25/2057	3.750	4,299	4,299	4,173
MFA TRUST MFRA_20-NQM3	1/26/2065	1.014	1,246	1,245	1,181
MFA TRUST MFRA_23-NQM4	12/25/2068	6.105	16,482	16,466	16,580
MFA TRUST MFRA_24-NQM1	3/25/2069	6.579	6,665	6,656	6,758
MFA TRUST MFRA_24-NQM2	8/25/2069	5.272	18,676	18,662	18,637
MFA TRUST MFRA_24-NQM3	12/25/2069	5.722	22,219	22,200	22,357
MFA TRUST MFRA_25-NQM2	5/27/2070	5.675	12,805	12,805	12,864
MILL CITY MORTGAGE LOAN TRUST MCMLT_17-3	1/25/2061	2.750	17	17	17
MILL CITY MORTGAGE TRUST MCMLT_18-3	8/25/2058	3.482	1,311	1,319	1,289
MILL CITY MORTGAGE TRUST MCMLT_19-1	10/25/2069	3.250	2,731	2,741	2,657
MILL CITY MORTGAGE TRUST MCMLT_19-GS1	7/25/2059	2.750	2,910	2,911	2,834
MORGAN STANLEY MORTGAGE LOAN TRUST MSM_04-10AR	11/25/2034	5.864	176	178	170
MORGAN STANLEY MORTGAGE LOAN TRUST MSM_04-10AR	11/25/2034	5.619	34	35	32
MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST MSRM_24-NQM3	7/25/2069	5.044	19,839	19,820	19,736
MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST MSRM_24-NQM5	10/25/2069	5.649	13,766	13,758	13,845
MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST MSRM_25-NQM1	11/25/2069	5.738	16,213	16,206	16,330
MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST MSRM_25-NQM2	1/25/2070	5.627	39,398	39,383	39,645
NATIONSTAR MORTGAGE LOAN TRUST NSMLT_13-A	12/25/2052	3.750	421	428	403
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_14-3A	11/25/2054	3.750	992	1,006	937
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_16-1A	3/25/2056	3.750	2,776	2,848	2,645
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_16-2A	11/26/2035	3.750	1,875	1,904	1,815
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_16-3A	9/25/2056	3.750	5,346	5,477	5,082
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_16-4A	11/25/2056	3.750	5,527	5,622	5,242
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_17-1A	2/25/2057	4.000	4,453	4,527	4,328
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_17-2A	3/25/2057	4.000	5,479	5,605	5,296
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_17-3A	4/25/2057	4.000	5,797	5,927	5,596
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_17-6A	8/27/2057	4.000	4,288	4,365	4,113
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_19-NQM4	9/25/2059	2.492	902	901	859
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_19-RPL3	7/25/2059	2.750	5,564	5,642	5,337
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_24-NQM1	3/25/2064	6.129	14,087	14,069	14,194
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_25-NQM1	1/25/2065	5.643	23,904	23,903	24,150
NEW YORK MORTGAGE TRUST NYMT_24-BPL3	9/25/2039	5.268	23,625	23,625	23,551
OBX TRUST OBX_21-INV1	9/25/2051	2.500	17,921	18,128	14,579
OBX TRUST OBX_23-NQM10	10/25/2063	6.465	14,081	14,066	14,223
OBX TRUST OBX_23-NQM8	9/25/2063	7.045	20,533	20,509	20,817
OBX TRUST OBX_24-NQM17	11/25/2064	5.610	26,480	26,461	26,616
OCEANVIEW MORTGAGE LOAN TRUST OVMLT_20-1	5/28/2050	1.733	1,331	1,330	1,249
ONSLOW BAY FINANCIAL LLC OBX_23-NQM7	4/25/2063	6.844	13,534	13,739	13,704
ONSLOW BAY FINANCIAL LLC OBX_24-NM10	5/25/2064	6.180	27,035	26,998	27,342
ONSLOW BAY FINANCIAL LLC OBX_24-NQM18	10/25/2064	5.778	34,306	34,272	34,375
ONSLOW BAY FINANCIAL LLC OBX_24-NQM2	12/25/2063	5.878	23,292	23,267	23,409
ONSLOW BAY FINANCIAL LLC OBX_24-NQM3	12/25/2063	6.129	11,687	11,672	11,784
ONSLOW BAY FINANCIAL LLC OBX_24-NQM4	1/25/2064	6.067	25,252	25,220	25,445
ONSLOW BAY FINANCIAL LLC OBX_24-NQM5	1/25/2064	5.988	15,741	15,719	15,852
ONSLOW BAY FINANCIAL LLC OBX_25-NQM2	11/25/2064	5.597	46,424	46,393	46,678

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

ONSLOW BAY FINANCIAL LLC OBX_25-NQM4	2/25/2055	5.400	33,419	33,404	33,514
PRKCM TRUST PRKCM_23-AFC2	6/25/2058	6.482	28,236	28,199	28,360
PRKCM TRUST PRKCM_23-AFC4	11/25/2058	7.225	18,070	18,048	18,359
PRKCM TRUST PRKCM_24-AFC1	3/25/2059	6.333	30,798	30,743	31,067
PRKCM TRUST PRKCM_24-HOME1	5/25/2059	6.431	37,368	37,312	37,863
PRKCM TRUST PRKCM_25-HOME1	2/25/2060	5.546	19,537	19,532	19,633
PRPM ADVISORS LLC PRPM_24-NQM4	12/26/2069	5.674	14,546	14,540	14,630
PRPM ADVISORS LLC PRPM_25-NQM1	11/25/2069	5.755	18,187	18,179	18,333
PRPM LLC PRPM_23-NQM3	11/25/2068	6.221	17,186	17,174	17,321
PRPM LLC PRPM_24-NQM1	12/25/2068	6.265	25,081	25,058	25,317
PRPM LLC PRPM_24-NQM2	6/25/2069	6.327	40,453	40,416	40,965
RUN_22-NQM1	3/25/2067	4.000	7,624	7,571	7,536
SASC_03-24A	7/25/2033	6.618	146	147	142
STAR_20-3	4/25/2065	1.486	1,026	1,026	996
STARWOOD MORTGAGE RESIDENTIAL TRUST STAR_22-1	12/25/2066	2.447	19,759	19,752	17,606
TOWD POINT MORTGAGE TRUST TPMT_17-4	6/25/2057	2.750	2,544	2,544	2,480
TOWD POINT MORTGAGE TRUST TPMT_19-HY1	10/25/2048	5.434	1,106	1,108	1,107
UNITED WHOLESALE MORTGAGE LLC UWM _21-INV2	9/25/2051	2.500	19,291	19,589	15,724
VERUS SECURITIZATION TRUST VERUS_19-INV3	11/25/2059	2.692	1,063	1,062	1,047
VERUS SECURITIZATION TRUST VERUS_21-7	10/25/2066	1.829	12,750	12,748	11,458
VERUS SECURITIZATION TRUST VERUS_21-R1	10/25/2063	0.820	2,412	2,411	2,322
VERUS SECURITIZATION TRUST VERUS_22-1	1/25/2067	2.724	14,508	14,503	13,578
VERUS SECURITIZATION TRUST VERUS_23-4	5/25/2068	5.811	16,271	16,250	16,273
VERUS SECURITIZATION TRUST VERUS_23-8	12/25/2068	6.259	15,777	15,754	15,917
VERUS SECURITIZATION TRUST VERUS_24-2	2/25/2069	6.095	28,462	28,422	28,696
VERUS SECURITIZATION TRUST VERUS_24-INV1	3/25/2069	6.116	12,488	12,476	12,613
VERUS SECURITIZATION TRUST VERUS_25-2	3/25/2070	5.307	39,749	39,730	39,801
VERUS SECURITIZATION TRUST VERUS_25-INV1	2/25/2070	5.548	43,225	43,207	43,464
VISIO_19-2	11/25/2054	2.722	2,378	2,371	2,330
WAMU MORTGAGE PASS-THROUGH CERTIFICATES WAMU_03-AR6	6/25/2033	6.339	134	134	132
WAMU MORTGAGE PASS-THROUGH CERTIFICATES WAMU_04-AR10	7/25/2044	5.319	136	136	131
WAMU MORTGAGE PASS-THROUGH CERTIFICATES WAMU_05-AR3	3/25/2035	5.077	296	297	279
WAMU MORTGAGE PASS-THROUGH CERTIFICATES WAMU_05-AR4	4/25/2035	4.388	652	650	616
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST WFMBS_04-K	7/25/2034	6.571	214	220	219
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				2,917,611	2,899,346
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES				5,778,179	5,737,293

ASSET BACKED SECURITIES
AFFIRM ASSET SECURITIZATION TRUST AFFRM_23-B	9/15/2028	6.820	45,000	45,051	45,240
AFFIRM ASSET SECURITIZATION TRUST AFFRM_24-X2	12/17/2029	5.220	13,854	13,853	13,853
AFFIRM ASSET SECURITIZATION TRUST AFFRM_24-A	2/15/2029	5.610	25,000	24,999	25,122
AFFIRM ASSET SECURITIZATION TRUST AFFRM_24-X1	5/15/2029	6.270	2,038	2,038	2,039
ALLY AUTO RECEIVABLES TRUST ALLYA_22-3	4/15/2027	5.070	5,087	5,087	5,093
APIDOS CLO APID_15-20A	7/16/2031	5.622	7,207	7,207	7,212
APIDOS CLO APID_20-33A	4/24/2038	5.575	22,000	22,000	22,052
BAIN CAPITAL CREDIT CLO BCC_23	7/16/2038	6.011	12,570	12,570	12,608
BABSON CLO LTD BABSN_23-1A	4/20/2038	1.400	40,000	40,000	40,133
BROAD RIVER BSL FUNDING CLO BDRVR_20-1	7/20/2034	5.704	16,000	16,000	16,000
CRB SECURITIZATION TRUST CRB_23-1	10/20/2033	6.960	3,170	3,170	3,182
CARLYLE GLOBAL MARKET STRATEGIES CGMS_13-3A	10/15/2030	5.618	400	400	400

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CARLYLE GLOBAL MARKET STRATEGIES CGMS_14-1A	4/17/2031	5.511	6,914	6,818	6,920
CARMAX AUTO OWNER TRUST CARMX_24-1	3/15/2027	5.300	6,390	6,390	6,395
CARVANA AUTO RECEIVABLES TRUST CRVNA_23-N4	1/10/2028	6.420	10,304	10,304	10,345
CARVANA AUTO RECEIVABLES TRUST CRVNA_24-P2	11/10/2027	5.630	3,688	3,688	3,693
CERBERUS ONSHORE CLO LLC CERB_24-3	7/15/2036	6.006	25,000	25,000	25,074
CITIZENS AUTO RECEIVABLES TRUST CITZN_24-1	10/15/2026	4.904	6,650	6,650	6,651
COLLEGE LOAN CORPORATION TRUST COLLE_02-2	3/1/2042	5.957	10,000	8,369	9,752
DLLAA LLC DLLAA_23-1	7/20/2026	5.930	1,609	1,609	1,610
DT AUTO OWNER TRUST DTAOT_23-3	8/16/2027	6.290	833	833	834
DE LAGE LANDEN FINANCIAL SERVICES INC DLLST_24-1	1/20/2026	5.330	4,440	4,440	4,443
DRYDEN SENIOR LOAN FUND DRSLF_18-55A	4/15/2031	5.538	4,758	4,758	4,759
ELMWOOD CLO 21 LTD ELM21_23-8A	10/20/2036	5.929	50,000	50,000	50,200
ENT AUTO RECEIVABLES TRUST ENT_23-1	8/16/2027	6.220	851	851	851
FLAGSHIP CREDIT AUTO TRUST FCAT_23-3	7/15/2027	5.890	784	784	784
FOURSIGHT CAPITAL AUTOMOBILE RECEIVABLES TRUST FCRT_23-2	5/15/2028	5.990	4,188	4,187	4,209
FOURSIGHT CAPITAL AUTOMOBILE RECEIVABLES TRUST FCRT_23-1	12/15/2027	5.390	3,120	3,120	3,122
GECU AUTO RECEIVABLES TRUST GECU_23-1	3/15/2027	5.950	386	386	387
GLS AUTO SELECT RECEIVABLES TRUST GSAR_23-2	6/15/2028	6.370	7,110	7,110	7,149
GLS AUTO SELECT RECEIVABLES TRUST GSAR_24-3	10/15/2029	5.590	11,401	11,400	11,512
GOLDENTREE LOAN MANAGEMENT US CLO 1 LTD GLM_21-9A	4/20/2037	5.772	20,000	20,000	20,061
GOLDENTREE LOAN MANAGEMENT US	1/20/2039	5.552	50,000	50,000	50,088
GOLUB CAPITAL PARTNERS CLO LTD GOCAP_19-46A	4/20/2037	6.082	20,000	20,000	20,061
GREENSKY HOME IMPROVEMENT ISSUER TRUST GSKY_24-2	10/27/2059	5.250	17,209	17,209	17,250
GREENSTATE AUTO RECEIVABLES TRUST GRNST_24-1	8/16/2027	5.530	10,263	10,263	10,265
321 HENDERSON RECEIVABLES LLC HENDR_10-3A	12/15/2048	3.820	142	142	140
MADISON PARK FUNDING LTD MDPK_21-48A	4/19/2033	5.684	45,399	45,383	45,508
MAGNETITE CLO LIMITED MAGNE_20-26	1/25/2038	5.432	25,000	25,000	25,077
MARLETTE FUNDING TRUST MFT_23-4	12/15/2033	7.130	7,803	7,802	7,867
NAVIENT STUDENT LOAN TRUST NAVSL_18-DA	12/15/2059	5.226	2,775	2,770	2,768
OCCU AUTO RECEIVABLES TRUST OCCU_23-1	4/15/2027	6.230	2,035	2,035	2,037
OCTAGON INVESTMENT PARTNERS OCT48_20-3A	1/15/2038	5.616	25,000	25,000	25,049
OAK HILL CREDIT PARTNERS OAKC_23-14	4/20/2038	5.972	5,000	5,000	5,014
OAKC_21-8A	1/20/2038	5.552	30,000	30,000	30,117
ODART_19-1A	9/14/2027	3.630	5,236	5,209	5,219
ONEMAIN FINANCIAL ISSUANCE TRUST OMFIT_22-S1	5/14/2035	4.130	14,310	14,243	14,257
ONEMAIN DIRECT AUTO RECEIVABLES TRUST ODART_21-1A	7/14/2028	0.870	3,424	3,401	3,401
ONEMAIN FINANCIAL ISSUANCE TRUST OMFIT_22-2	10/14/2034	4.890	6,203	6,193	6,201
OPORTUN FUNDING LLC OPTN_24-2	2/9/2032	5.860	4,180	4,180	4,184
OPORTUN FUNDING LLC OPTN_25-B	5/9/2033	4.880	23,700	23,696	23,848
PAGAYA POINT OF SALE HOLDINGS	1/20/2034	5.715	40,000	40,000	40,269
PAGAYA AI DEBT SELECTION TRUST PAID_24-10	6/15/2032	5.529	31,491	31,491	31,491
PAGAYA AI DEBT GRANTOR TRUST PAID_24-8	1/15/2032	5.331	5,544	5,544	5,552
PAGAYA AI DEBT GRANTOR TRUST PAID_24-7	12/15/2031	6.117	12,513	12,513	12,641
PAGAYA AI DEBT GRANTOR TRUST PAID_25-2	10/15/2032	4.961	33,625	33,625	33,562
PAGAYA AI DEBT SELECTION TRUST PAID_24-9	3/15/2032	5.065	19,538	19,538	19,534
PAGAYA AI DEBT TRUST PAID_25-4	1/17/2033	5.373	25,120	25,120	25,156
PAGAYA AI DEBT SELECTION TRUST PAID_24-3	10/15/2031	6.258	7,160	7,160	7,203
PAGAYA AI DEBT SELECTION TRUST PAID_22-5	6/17/2030	8.096	1,511	1,511	1,517
PAGAYA AI DEBT SELECTION TRUST PAID_24-6	11/15/2031	6.093	4,391	4,391	4,425
PAGAYA AI DEBT SELECTION TRUST PAID_23-7	7/15/2031	7.549	727	727	727

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

PALMER SQUARE CLO LTD PLMRS_21-2A	2/15/2038	5.522	25,000	25,000	25,034
RESEARCH-DRIVEN PAGAYA MOTOR ASSET TRUST RPM_23-4	3/25/2032	7.540	10,688	10,688	10,783
PRESTON RIDGE PARTNERS MORTGAGE	2/27/2034	5.149	50,000	50,000	50,263
SMB PRIVATE EDUCATION LOAN TRUST SMB_21-A	1/15/2053	5.156	9,714	9,526	9,658
SPACE COAST CREDIT UNION SCCU_23-1	5/17/2027	5.850	3,019	3,019	3,021
SMB PRIVATE EDUCATION LOAN TRUST SMB_17-B	10/15/2035	2.820	777	777	766
THEOREM FUNDING TRUST THRM_22-3	4/15/2029	7.600	990	989	992
THEOREM FUNDING TRUST THRM_22-2	12/15/2028	6.060	478	478	479
UPSTART SECURITIZATION TRUST UPST_23-3	10/20/2033	6.900	6,423	6,413	6,464
WESTLAKE AUTOMOBILE RECEIVABLES TRUST WLAKE_23-1	2/16/2027	5.890	4,700	4,700	4,715
WESTLAKE AUTOMOBILE RECEIVABLES TRUST WLAKE_24-2	8/16/2027	5.750	17,441	17,441	17,495
TOTAL ASSET BACKED SECURITIES				977,249	981,783

COMMERCIAL MORTGAGE BACKED SECURITIES
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
FREDDIE MAC A-20KF53	10/25/2025	4.855	4,862	4,862	4,862
FREDDIE MAC A-20KF55	11/25/2025	4.936	6,361	6,362	6,358
FREDDIE MAC A-20KF58	1/25/2026	4.926	17,988	17,993	18,002
FREDDIE MAC A-20KF60	2/25/2026	4.916	8,732	8,735	8,737
FREDDIE MAC KF67	8/25/2029	4.946	11,779	11,683	11,794
FREDDIE MAC KF76	1/25/2030	4.932	2,791	2,760	2,799
FREDDIE MAC K-F120	8/25/2031	4.505	32,454	31,491	32,065
GINNIE MAE AG-2017-171	10/16/2048	2.250	2,632	2,623	2,506
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				86,509	87,123

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
280 PARK AVENUE MORTGAGE TRUST PRK_17-280P	9/15/2034	5.492	40,000	40,000	39,625
BARCLAYS COMMERCIAL MORTGAGE SECURITIES LLC BBCMS_19-BWAY	11/15/2034	5.400	9,876	9,875	6,396	c
BHMS MORTGAGE TRUST BHMS_18-ATLS	7/15/2035	5.859	40,000	40,000	39,977
BX COMMERCIAL MORTGAGE TRUST BX_22-PSB	8/15/2039	6.763	19,152	19,148	19,146
BX COMMERCIAL MORTGAGE TRUST BX_21-SOAR	6/15/2038	5.096	23,067	23,050	23,060
BX COMMERCIAL MORTGAGE TRUST BX_21-XL2	10/15/2038	5.115	15,862	15,862	15,857
BX COMMERCIAL MORTGAGE TRUST BX_21-VOLT	9/15/2036	5.126	28,096	28,097	28,008
BX COMMERCIAL MORTGAGE TRUST BX_18-GW	5/15/2035	5.409	38,592	38,586	38,507
BX COMMERCIAL MORTGAGE TRUST BX_22-MVRK	3/15/2039	5.779	13,070	13,070	13,046
COLONY MORTGAGE CAPITAL LTD CLNY_19-IKPR	11/15/2038	5.805	16,579	16,571	16,268
COMM MORTGAGE TRUST COMM_19-521F	6/15/2034	5.359	16,510	16,510	15,404
DBGS MORTGAGE TRUST DBGS_18-5BP	6/15/2033	5.204	40,000	39,998	38,180
EXTENDED STAY AMERICA TRUST ESA_21-ESH	7/15/2038	5.506	32,396	32,396	32,407
ILPT COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES ILPT_22-LPF2	10/15/2039	6.557	21,500	21,494	21,451
JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES TRUST JPMCC_18-ASH8	2/15/2035	5.409	9,378	9,377	9,226
LIFE FINANCIAL SERVICES TRUST LIFE_22-BMR2	5/15/2039	5.607	49,000	48,957	47,469
MORGAN STANLEY CAPITAL I TRUST MSC_18-BOP	8/15/2033	5.209	12,624	12,624	10,359
MTN COMMERCIAL MORTGAGE TRUST MTN_22-LPFL	3/15/2039	5.709	50,000	49,690	49,969
ONE NEW YORK PLAZA TRUST ONYP_20-1NYP	1/15/2036	5.376	18,200	18,200	17,597
STAR_22-SFR3	5/17/2039	5.979	47,228	47,247	47,301
WELLS FARGO COMMERCIAL MORTGAGE TRUST WFCM_17-SMP	12/15/2034	5.234	18,500	18,498	17,114

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES	559,250	546,367
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES	645,759	633,490

CORPORATE DEBT SECURITIES
BANKING
WASHINGTON MUTUAL BANK/HENDERSON	6/15/2011	—	1,500	—	3	c,d
TOTAL BANKING				—	3

BASIC INDUSTRY
LYONDELLBASELL INDUSTRIES NV	10/1/2025	1.250	7,377	7,293	7,306
TOTAL BASIC INDUSTRY				7,293	7,306

CAPITAL GOODS
BAE SYSTEMS PLC	12/15/2025	3.850	14,841	14,760	14,782
BERRY GLOBAL INC	1/15/2026	1.570	20,266	19,815	19,881
L3HARRIS TECHNOLOGIES INC	12/15/2026	3.850	4,660	4,596	4,633
TOTAL CAPITAL GOODS				39,171	39,296

COMMUNICATIONS
AMERICAN TOWER CORPORATION	10/15/2026	3.375	3,749	3,688	3,702
CHARTER COMMUNICATIONS INC	7/23/2025	4.908	53,930	53,902	53,925
TOTAL COMMUNICATIONS				57,590	57,627

CONSUMER CYCLICAL
FOOTBALL CLUB TERM NOTES	10/5/2025	2.680	4,000	3,967	3,972
FOOTBALL CLUB TERM NOTES	10/5/2025	2.680	1,000	992	993
TOTAL CONSUMER CYCLICAL				4,959	4,965

CONSUMER NON CYCLICAL
CAMPBELLS COMPANY	3/20/2026	5.300	21,466	21,532	21,555
CONSTELLATION BRANDS INC	12/6/2026	3.700	3,725	3,659	3,695
CVS HEALTH CORPORATION	8/15/2026	3.000	5,227	5,130	5,145
GE HEALTHCARE TECHNOLOGIES INC	11/15/2025	5.600	30,247	30,279	30,310
HCA HEALTHCARE INC	2/15/2026	5.875	13,500	13,498	13,512
HCA-THE HEALTHCARE COMPANY	6/15/2026	5.250	21,190	21,212	21,220
TOTAL CONSUMER NON CYCLICAL				95,310	95,437

ELECTRIC
AES CORPORATION (THE)	1/15/2026	1.375	13,670	13,391	13,410
AMERICAN ELECTRIC POWER COMPANY INC	10/1/2025	3.850	1,955	1,946	1,949
DOMINION ENERGY INC	10/1/2025	3.900	7,500	7,471	7,485
FIRSTENERGY CORPORATION	3/30/2026	5.150	1,250	1,245	1,253
NEXTERA ENERGY INC	9/1/2025	5.749	25,000	24,989	25,037
TOTAL ELECTRIC				49,042	49,134

ENERGY
CANADIAN NATURAL RESOURCES LTD	7/15/2025	2.050	5,882	5,873	5,875
COLORADO INTERSTATE GAS COMPANY	8/15/2026	4.150	12,500	12,381	12,424
PLAINS ALL AMERICAN PIPELINE LP	12/15/2026	4.500	4,793	4,784	4,800

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

PLAINS GP HOLDINGS LP	10/15/2025	4.650	5,539	5,514	5,535
TOTAL ENERGY				28,552	28,634

INSURANCE
ELEVANCE HEALTH INC	10/15/2025	5.350	10,805	10,810	10,815
TOTAL INSURANCE				10,810	10,815

NATURAL GAS
NISOURCE INC	8/15/2025	0.950	3,450	3,430	3,434
SEMPRA	8/1/2026	5.400	27,550	27,704	27,812
TOTAL NATURAL GAS				31,134	31,246

TECHNOLOGY
MICROCHIP TECHNOLOGY INC	9/1/2025	4.250	3,817	3,806	3,812
NXP BV	6/18/2026	3.875	5,971	5,913	5,936
TOTAL TECHNOLOGY				9,719	9,748

TRANSPORTATION
CRAWFORD GROUP INC	11/1/2025	3.800	6,211	6,186	6,191
NORFOLK SOUTHERN CORPORATION	6/15/2026	2.900	10,000	9,794	9,863
NORFOLK SOUTHERN CORPORATION	8/1/2025	3.650	4,500	4,493	4,495
TOTAL TRANSPORTATION				20,473	20,549

TOTAL CORPORATE DEBT SECURITIES				354,053	354,760
TOTAL FIXED MATURITIES				9,812,602	9,764,293

SYNDICATED LOANS
BASIC INDUSTRY
ELEMENT SOLUTIONS INC	12/8/2030	6.077	1,154	1,142	1,142
INEOS LTD	2/19/2030	7.577	395	381	381
INEOS LTD	2/7/2031	7.327	997	993	993
TOTAL BASIC INDUSTRY				2,516	2,516

CAPITAL GOODS
EMRLD BORROWER LP	5/23/2030	6.833	1,413	1,398	1,398
ENERGY CAPITAL PARTNERS II LLC	9/20/2030	7.577	648	631	631
FLINT GROUP PACKAGING INKS NORTH AMERICA HOLDINGS LLC	12/31/2026	8.791	212	204	204
FLINT GROUP PACKAGING INKS NORTH AMERICA HOLDINGS LLC	12/31/2027	4.641	164	58	58
G HOLDINGS INC	9/22/2028	6.071	484	476	476
GMS INC	5/12/2030	6.577	1,724	1,725	1,725
QUIKRETE HOLDINGS INC	3/19/2029	6.577	982	973	973
QUIKRETE HOLDINGS INC	4/14/2031	6.577	1,303	1,292	1,292
QUIKRETE HOLDINGS INC	2/10/2032	6.577	667	663	663
QXO BUILDING PRODUCTS INC	4/30/2032	7.280	81	80	80
TRANSDIGM INC	2/28/2031	6.799	1,975	1,968	1,968
TOTAL CAPITAL GOODS				9,468	9,468

COMMUNICATIONS
CMG MEDIA CORPORATION	6/18/2029	7.899	843	779	779

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

EW SCRIPPS COMPANY	6/30/2028	10.179	107	107	107
HUBBARD RADIO LLC	9/30/2027	8.827	171	132	132
SBA COMMUNICATIONS CORPORATION	1/25/2031	6.080	1,190	1,177	1,177
SINCLAIR INC	12/31/2029	7.741	770	652	652
TELESAT LLC	12/7/2026	7.344	814	813	813
VMED O2 UK LTD	1/31/2028	6.926	1,000	1,000	1,000
TOTAL COMMUNICATIONS				4,660	4,660

CONSUMER CYCLICAL
ADT INC	2/7/2032	6.070	1,200	1,192	1,192
APOLLO INVESTMENT FUND VIII LP	10/13/2030	6.320	744	734	734
GODADDY INC	11/9/2029	6.077	1,163	1,135	1,135
GREAT OUTDOORS GROUP LLC	1/23/2032	7.577	1,965	1,962	1,962
HILTON WORLDWIDE HOLDINGS INC	11/3/2030	6.069	1,749	1,732	1,732
LIGHT & WONDER INC	4/16/2029	6.564	1,975	1,960	1,960
PCI GAMING AUTHORITY	7/18/2031	6.327	361	351	351
RESTAURANT BRANDS INTERNATIONAL INC	9/23/2030	6.077	2,268	2,249	2,249
YUM! BRANDS INC.	3/15/2028	6.179	1,007	1,007	1,007
TOTAL CONSUMER CYCLICAL				12,322	12,322

CONSUMER NON CYCLICAL
ARAMARK	4/6/2028	6.327	1,012	1,005	1,005
BRP INC	12/13/2029	7.077	1,719	1,704	1,704
ELANCO ANIMAL HEALTH INC	8/1/2027	6.174	390	389	389
GRIFOLS SA	11/15/2027	6.483	761	759	759
ICON PLC	7/3/2028	6.299	85	85	85
ICON PLC	7/3/2028	6.299	21	21	21
MEDLINE BORROWER LP	10/23/2028	6.577	663	663	663
REYNOLDS CONSUMER PRODUCTS LLC	3/4/2032	6.077	961	961	961
THOR INDUSTRIES INC	11/15/2030	6.577	137	137	137
TOTAL CONSUMER NON CYCLICAL				5,724	5,724

ELECTRIC
CONSTELLATION ENERGY CORPORATION	12/15/2027	6.583	398	397	397
EFS COGEN HOLDINGS I LLC	10/3/2031	7.799	619	605	605
VOLT PARENT LP	7/20/2030	6.327	1,885	1,863	1,863
VOLT PARENT LP	2/15/2032	6.077	230	226	226
WEST DEPTFORD ENERGY HOLDINGS LLC	8/3/2026	8.177	1,098	1,096	1,096
TOTAL ELECTRIC				4,187	4,187

OTHER FINANCIAL INSTITUTIONS
SOFTBANK GROUP CORPORATION	6/27/2029	6.577	788	777	777
TRANSUNION	6/24/2031	6.077	696	696	696
TRANSUNION	6/6/2031	6.077	974	967	967
TOTAL OTHER FINANCIAL INSTITUTIONS				2,440	2,440

OTHER INDUSTRY
API GROUP CORPORATION	1/3/2029	6.077	944	940	940
TOTAL OTHER INDUSTRY				940	940

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

TECHNOLOGY
ADEIA INC	6/8/2028	6.827	476	448	448
CARLYLE GROUP INC/THE	5/9/2031	6.327	959	959	959
COHERENT CORPORATION	7/2/2029	6.327	769	744	744
ENTEGRIS INC	7/6/2029	6.049	750	742	742
GEN DIGITAL INC	9/12/2029	6.077	966	937	937
INFORMATICA HOLDCO INC	10/27/2028	6.577	990	982	982
MKS INSTRUMENTS INC	8/17/2029	6.322	606	589	589
ONEX CORPORATION	6/20/2031	6.072	872	872	872
TTM TECHNOLOGIES INC	5/30/2030	6.574	1,233	1,217	1,217
TOTAL TECHNOLOGY				7,490	7,490

TOTAL SYNDICATED LOANS BEFORE ALLOWANCE FOR LOAN LOSSES				49,747	49,747
ALLOWANCE FOR LOAN LOSSES				(294)	(294)
TOTAL SYNDICATED LOANS - NET				49,453	49,453

DERIVATIVES
PURCHASED OPTIONS
BNP PARIBAS	7/8/2025	—	—	239	239
BNP PARIBAS	7/15/2025	—	—	110	110
BNP PARIBAS	7/29/2025	—	—	158	158
BNP PARIBAS	8/5/2025	—	—	198	198
BNP PARIBAS	8/26/2025	—	—	128	128
BNP PARIBAS	9/16/2025	—	—	131	131
BNP PARIBAS	9/23/2025	—	—	517	517
BNP PARIBAS	9/23/2025	—	—	116	116
BNP PARIBAS	10/21/2025	—	—	717	717
BNP PARIBAS	11/4/2025	—	—	243	243
BNP PARIBAS	11/18/2025	—	—	226	226
BNP PARIBAS	11/18/2025	—	—	150	150
BNP PARIBAS	11/25/2025	—	—	43	43
BNP PARIBAS	12/9/2025	—	—	43	43
BNP PARIBAS	12/16/2025	—	—	86	86
BNP PARIBAS	12/23/2025	—	—	45	45
BNP PARIBAS	12/30/2025	—	—	115	115
BNP PARIBAS	1/13/2026	—	—	460	460
BNP PARIBAS	1/27/2026	—	—	223	223
BNP PARIBAS	2/10/2026	—	—	218	218
BNP PARIBAS	2/17/2026	—	—	89	89
BNP PARIBAS	3/3/2026	—	—	72	72
BNP PARIBAS	3/31/2026	—	—	87	87
BNP PARIBAS	4/7/2026	—	—	223	223
BNP PARIBAS	4/7/2026	—	—	285	285
BNP PARIBAS	4/21/2026	—	—	234	234
BNP PARIBAS	5/5/2026	—	—	92	92
BNP PARIBAS	5/19/2026	—	—	134	134
BNP PARIBAS	5/26/2026	—	—	69	69
BNP PARIBAS	6/2/2026	—	—	66	66

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP PARIBAS	6/9/2026	—	—	124	124
BNP PARIBAS	6/23/2026	—	—	119	119
WELLS FARGO BANK, NA	7/1/2025	—	—	237	237
WELLS FARGO BANK, NA	7/1/2025	—	—	139	139
WELLS FARGO BANK, NA	7/8/2025	—	—	127	127
WELLS FARGO BANK, NA	7/22/2025	—	—	133	133
WELLS FARGO BANK, NA	8/12/2025	—	—	192	192
WELLS FARGO BANK, NA	8/12/2025	—	—	162	162
WELLS FARGO BANK, NA	8/19/2025	—	—	132	132
WELLS FARGO BANK, NA	9/2/2025	—	—	148	148
WELLS FARGO BANK, NA	9/9/2025	—	—	234	234
WELLS FARGO BANK, NA	9/30/2025	—	—	122	122
WELLS FARGO BANK, NA	10/7/2025	—	—	175	175
WELLS FARGO BANK, NA	10/14/2025	—	—	108	108
WELLS FARGO BANK, NA	10/21/2025	—	—	52	52
WELLS FARGO BANK, NA	10/28/2025	—	—	54	54
WELLS FARGO BANK, NA	11/4/2025	—	—	119	119
WELLS FARGO BANK, NA	11/11/2025	—	—	44	44
WELLS FARGO BANK, NA	12/2/2025	—	—	42	42
WELLS FARGO BANK, NA	1/6/2026	—	—	475	475
WELLS FARGO BANK, NA	1/6/2026	—	—	113	113
WELLS FARGO BANK, NA	1/13/2026	—	—	125	125
WELLS FARGO BANK, NA	1/20/2026	—	—	95	95
WELLS FARGO BANK, NA	1/27/2026	—	—	94	94
WELLS FARGO BANK, NA	2/3/2026	—	—	50	50
WELLS FARGO BANK, NA	2/10/2026	—	—	48	48
WELLS FARGO BANK, NA	2/24/2026	—	—	234	234
WELLS FARGO BANK, NA	2/24/2026	—	—	58	58
WELLS FARGO BANK, NA	3/10/2026	—	—	180	180
WELLS FARGO BANK, NA	3/17/2026	—	—	87	87
WELLS FARGO BANK, NA	3/24/2026	—	—	149	149
WELLS FARGO BANK, NA	3/31/2026	—	—	223	223
WELLS FARGO BANK, NA	4/14/2026	—	—	215	215
WELLS FARGO BANK, NA	4/28/2026	—	—	95	95
WELLS FARGO BANK, NA	5/12/2026	—	—	225	225
WELLS FARGO BANK, NA	5/12/2026	—	—	71	71
WELLS FARGO BANK, NA	5/26/2026	—	—	216	216
WELLS FARGO BANK, NA	6/16/2026	—	—	67	67
TOTAL PURCHASED OPTIONS				10,800	10,800

WRITTEN OPTIONS
BNP PARIBAS	7/8/2025	—	—	(201)	(201)
BNP PARIBAS	7/15/2025	—	—	(57)	(57)
BNP PARIBAS	7/29/2025	—	—	(107)	(107)
BNP PARIBAS	8/5/2025	—	—	(148)	(148)
BNP PARIBAS	8/26/2025	—	—	(79)	(79)
BNP PARIBAS	9/16/2025	—	—	(88)	(88)
BNP PARIBAS	9/23/2025	—	—	(404)	(404)
BNP PARIBAS	9/23/2025	—	—	(74)	(74)
BNP PARIBAS	10/21/2025	—	—	(522)	(522)

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP PARIBAS	11/4/2025	—	—	(178)	(178)
BNP PARIBAS	11/18/2025	—	—	(149)	(149)
BNP PARIBAS	11/18/2025	—	—	(97)	(97)
BNP PARIBAS	11/25/2025	—	—	(26)	(26)
BNP PARIBAS	12/9/2025	—	—	(27)	(27)
BNP PARIBAS	12/16/2025	—	—	(53)	(53)
BNP PARIBAS	12/23/2025	—	—	(28)	(28)
BNP PARIBAS	12/30/2025	—	—	(80)	(80)
BNP PARIBAS	1/13/2026	—	—	(309)	(309)
BNP PARIBAS	1/27/2026	—	—	(146)	(146)
BNP PARIBAS	2/10/2026	—	—	(141)	(141)
BNP PARIBAS	2/17/2026	—	—	(58)	(58)
BNP PARIBAS	3/3/2026	—	—	(55)	(55)
BNP PARIBAS	3/31/2026	—	—	(69)	(69)
BNP PARIBAS	4/7/2026	—	—	(147)	(147)
BNP PARIBAS	4/7/2026	—	—	(251)	(251)
BNP PARIBAS	4/21/2026	—	—	(199)	(199)
BNP PARIBAS	5/5/2026	—	—	(74)	(74)
BNP PARIBAS	5/19/2026	—	—	(101)	(101)
BNP PARIBAS	5/26/2026	—	—	(54)	(54)
BNP PARIBAS	6/2/2026	—	—	(52)	(52)
BNP PARIBAS	6/9/2026	—	—	(95)	(95)
BNP PARIBAS	6/23/2026	—	—	(91)	(91)
WELLS FARGO BANK, NA	7/1/2025	—	—	(199)	(199)
WELLS FARGO BANK, NA	7/1/2025	—	—	(86)	(86)
WELLS FARGO BANK, NA	7/8/2025	—	—	(73)	(73)
WELLS FARGO BANK, NA	7/22/2025	—	—	(81)	(81)
WELLS FARGO BANK, NA	8/12/2025	—	—	(135)	(135)
WELLS FARGO BANK, NA	8/12/2025	—	—	(111)	(111)
WELLS FARGO BANK, NA	8/19/2025	—	—	(82)	(82)
WELLS FARGO BANK, NA	9/2/2025	—	—	(99)	(99)
WELLS FARGO BANK, NA	9/9/2025	—	—	(168)	(168)
WELLS FARGO BANK, NA	9/30/2025	—	—	(80)	(80)
WELLS FARGO BANK, NA	10/7/2025	—	—	(113)	(113)
WELLS FARGO BANK, NA	10/14/2025	—	—	(73)	(73)
WELLS FARGO BANK, NA	10/21/2025	—	—	(35)	(35)
WELLS FARGO BANK, NA	10/28/2025	—	—	(37)	(37)
WELLS FARGO BANK, NA	11/4/2025	—	—	(85)	(85)
WELLS FARGO BANK, NA	11/11/2025	—	—	(27)	(27)
WELLS FARGO BANK, NA	12/2/2025	—	—	(25)	(25)
WELLS FARGO BANK, NA	1/6/2026	—	—	(326)	(326)
WELLS FARGO BANK, NA	1/6/2026	—	—	(78)	(78)
WELLS FARGO BANK, NA	1/13/2026	—	—	(90)	(90)
WELLS FARGO BANK, NA	1/20/2026	—	—	(62)	(62)
WELLS FARGO BANK, NA	1/27/2026	—	—	(61)	(61)
WELLS FARGO BANK, NA	2/3/2026	—	—	(33)	(33)
WELLS FARGO BANK, NA	2/10/2026	—	—	(32)	(32)
WELLS FARGO BANK, NA	2/24/2026	—	—	(160)	(160)
WELLS FARGO BANK, NA	2/24/2026	—	—	(41)	(41)
WELLS FARGO BANK, NA	3/10/2026	—	—	(144)	(144)

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2025

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK, NA	3/17/2026	—	—	(69)	(69)
WELLS FARGO BANK, NA	3/24/2026	—	—	(115)	(115)
WELLS FARGO BANK, NA	3/31/2026	—	—	(148)	(148)
WELLS FARGO BANK, NA	4/14/2026	—	—	(180)	(180)
WELLS FARGO BANK, NA	4/28/2026	—	—	(78)	(78)
WELLS FARGO BANK, NA	5/12/2026	—	—	(170)	(170)
WELLS FARGO BANK, NA	5/12/2026	—	—	(54)	(54)
WELLS FARGO BANK, NA	5/26/2026	—	—	(161)	(161)
WELLS FARGO BANK, NA	6/16/2026	—	—	(52)	(52)
TOTAL WRITTEN OPTIONS				(7,723)	(7,723)

FUTURES
S&P500 EMINI FUT Sep25	—	21	21
TOTAL FUTURES		21	21
TOTAL DERIVATIVES - NET		3,098	3,098
TOTAL INVESTMENTS IN CASH EQUIVALENTS, FIXED MATURITIES, EQUITY SECURITIES, SYNDICATED LOANS AND DERIVATIVES		$10,407,014	$10,358,705

NOTES
a) Cash equivalents are carried at amortized cost which approximates fair value. Fixed maturities and common stocks are carried at fair value. In the absence of quoted market prices, fair values are obtained from third-party pricing services, non-binding broker quotes or other model-based valuation techniques. Syndicated loans are carried at amortized cost, less allowance for loan losses. Derivatives are carried at fair value. Options are traded in over-the-counter markets using pricing models with market observable inputs. Futures are exchange-traded and valued using quoted prices in active markets. See notes to the financial statements regarding valuations.
b) For Federal income tax purposes, the cost of investments is $10.4 billion.
c) Securities written down due to other-than-temporary impairment related to credit losses.
d) Non-income producing securities.